Commissions and expenses	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Commissions and expenses

14 Commissions and expenses

	2018	2017	2016
Commissions	2,445	2,661	2,929
Employee expenses	2,061	2,234	2,287
Administration expenses	1,477	1,424	1,273
Deferred expenses	(831)	(980)	(1,203)
Amortization of deferred expenses	928	543	880
Amortization of VOBA and future servicing rights	144	43	184
Total	6,224	5,925	6,351

Included in administration expenses is an amount of EUR 80 million of depreciation that relates to equipment, software and real estate held for own use (2017: EUR 105 million; 2016: EUR 89 million). Minimum lease payments recognized as expense amounted to EUR 84 million (2017: EUR 89 million; 2016: EUR 89 million).

The minimum lease payments recognized as expense for both 2017 and 2016 have been adjusted to conform to the current year presentation as certain amounts were previously not included in the narrative in this note. These adjusted amounts are not considered material as these adjustments had no effect on net income, shareholders’ equity and earnings per share, nor on the total of commissions and expenses of EUR 5,925 reported in 2017 and EUR 6,351 reported in 2016.

Employee expenses	2018	2017	2016
Salaries	1,261	1,470	1,471
Post-employment benefit costs	277	318	338
Social security charges	120	151	155
Other personnel costs	367	267	294
Shares	36	28	28
Total	2,061	2,234	2,287

An amount of EUR 44 million is included in employee expenses relating to defined contributions (2017: EUR 46 million; 2016: EUR 46 million).

Long Term Incentive Plans

Selected senior employees within Aegon, who have not been classified as ‘Identified Staff’, can be granted the conditional right to receive Aegon shares at the start of a performance year. The grant price for these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding a plan year and January 15 of a plan year. The actual allocation of these shares to eligible employees depends on Aegon Group performance, the employee’s unit performance and individual performance on predefined financial and non-financial performance indicators and targets, as well as the continued employment of the employee.

Once allocated, the shares are subject to a vesting period of two years from the moment of allocation. In specific circumstances Aegon’s Supervisory Board can reclaim variable compensation that has already been allocated (but still unvested) or vested (claw back).

Variable Compensation Identified Staff

Members of the Executive Board and the Management Board as well as other senior employees are classified as ‘Identified Staff’ in accordance with the applicable rules and guidance from the relevant supervisory authorities. Of these, the Dutch 2015 Act on compensation in the financial sector (Wet beloningsbeleid financiële ondernemingen Wft) and the Dutch 2014 Decree on sound remuneration policy (Regeling beheerst beloningsbeleid 2014) are prominent examples. In line with these rules, variable compensation awards for Identified Staff is partially paid out and partly deferred and split into cash and Aegon shares. The shares are conditionally granted at the start of the performance year. The grant price of these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding a plan year and January 15 of the plan year. The actual allocation of these shares to eligible employees depends on Aegon Group performance, the employee’s unit performance and individual performance against predefined financial and non-financial performance indicators and targets, as well as the continued employment of the employee.

Once allocated, the deferred parts of the variable compensation award are subject to a vesting period of three years from the moment of allocation. Before each vesting moment, the Supervisory Board can decide to adjust an award downwards based on the annual ex-post risk assessment, which takes into account significant and exceptional circumstances which were not (sufficiently) reflected in the initial performance assessment.

The shares may be subject to an additional holding period up to three years after vesting. For the Members of the Executive Board and the members of the Management Board, who are based in the Netherlands, this holding period is three years. During this holding period it is not allowed to sell the vested shares, with the exception of shares withheld or sold to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the Company holds a withholding obligation in connection with the vesting of the shares. In specific circumstances Aegon’s Supervisory Board will reclaim variable compensation that has already vested (claw back).

The following overview contains the cumulative number of shares and their status in relation to active Long Term Incentive Plans and allocated variable compensation to Identified Staff.

	2014 [1]	2015 [1]	2016 [1]	2017 [1]	2018 [1]	Total
Number of shares conditionally granted [2]	5,306,037	5,178,633	6,809,814	6,722,418	6,513,984	30,530,886
Number of shares allocated	4,714,569	4,942,275	7,155,420	7,461,564	-	24,273,828
[1]	Performance year for both Long-term incentive plans and Variable compensation Identified Staff
[2]	Number of shares conditionally granted based on the at target number of grants made that could increase or decrease subject to the actual performance attained

	2014 [1]	2015 [1]	2016 [1]	2017 [1]	2018 [1]	Total
Unvested at January 1, 2017	4,181,844	4,553,637	6,809,814	-	-	15,545,295
Number of shares conditionally granted [2]	-	-	-	6,722,418	-	6,722,418
Number of shares allocated [4]	49,780	-	345,606	1,115,876	-	1,511,262
Number of shares forfeited	42,580	116,505	136,506	-	-	295,591
Number of shares vested	1,887,728	122,638	427,485	158,666	-	2,596,517
Unvested at December 31, 2017	2,301,316	4,314,494	6,591,429	7,679,628	-	20,886,867
Number of shares conditionally granted [2]	-	-	-	-	6,513,984	6,513,984
Number of shares allocated [4]	-	-	11,471	739,146	166,371	916,988
Number of shares forfeited	94,876	102,383	169,629	364,515	-	731,403
Number of shares vested	2,206,440	1,831,944	189,300	810,028	-	5,037,712
Unvested at December 31, 2018	-	2,380,167	6,243,971	7,244,231	6,680,355	22,548,724

Average share price used for grant in EUR [3]	6.739	6.106	5.128	5.246	5.405

Fair value of shares at grant date in EUR	5.840 to 6.658	5.159 to 6.018	3.990 to 4.898	4.040 to 4.933	4.143 to 5.054

[1]  Performance year for both Long-term incentive plans and Variable compensation Identified Staff

[2]  Number of shares conditionally granted based on the at target number of grants made that could increase or decrease subject to the actual performance attained

[3]  This value is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15

[4]  Per 2017 shares allocated as sign-on are not allocated anymore to the plan years in which the vesting takes place. Instead, we now create and allocate specific sign-on shares in the calendar year of commencement.

Aegon applies a net settlement option for participants in order to meet their income tax obligations when their shares vest. This means that Aegon will not sell shares on the market, but hold these shares within Aegon and settle directly with the tax authorities in cash rather than selling shares first.

Refer to note 53 Related party transactions for detailed information on conditional shares granted to the Executive Board.

Aegon N.V [member]
Statement [LineItems]
Commissions and expenses	5 Commissions and expenses

	2018	2017
Employee expenses	83	80

Administration expenses	79	78

Cost sharing to group companies	(80)	(76)

Total	82	82